Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Guaranty fund assessments	$ 132	$ 132	$ 116
Recoveries of assessments from premium taxes	5 years	5 years